U.S. Dollar Amounts	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
U.S. Dollar Amounts
3.	U.S. DOLLAR AMOUNTS
TSMC and its subsidiaries (collectively as the “Company”) maintain its accounts and express its consolidated financial statements in New Taiwan dollars. For convenience only, U.S. dollar amounts presented in the accompanying consolidated financial statements have been translated from New Taiwan dollars at the exchange rate as set forth in the statistical release of the Federal Reserve Board of the Unites States, which was NT$28.08 to US$1.00 as of December 31, 2020. The convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.